Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and the state of Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. Although the Amended Complaint identifies the relators by fictitious pseudonyms, on March 28, 2013, the relators filed a Notice identifying themselves as the former CEO at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville") and two former case managers at SSH-Evansville. The named defendants include the Company, SSH-Evansville, and two physicians who have practiced at SSH-Evansville. On March 26, 2013, the defendants, relators and the United States filed a joint motion seeking a stay of the proceedings, in which the United States notified the court that its investigation has not been completed and therefore it is not yet able to decide whether or not to intervene, and on March 29, 2013, the magistrate judge granted the motion and stayed all deadlines in the case for 90 days. On June 26, 2013, the United States filed a motion seeking to extend such stay of the proceedings for an additional 90 days, and on June 27, 2013, the defendants each filed a notice of consent to the requested stay.  On August 12, 2013, the court granted the motion and stayed all deadlines in the case until October 1, 2013.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.

Construction Commitments

        At June 30, 2013, the Company had outstanding commitments under construction contracts related to new construction, improvements and renovations at the Company's long term acute care properties and inpatient rehabilitation facilities totaling approximately $18.3 million.

13. Commitments and Contingencies

Leases

        The Company leases facilities and equipment from unrelated parties under operating leases. Minimum future lease obligations on long-term non-cancelable operating leases in effect at December 31, 2012 are approximately as follows (in thousands):

2013	$121,272
2014	96,714
2015	72,666
2016	53,946
2017	41,467
Thereafter	288,963

$675,028

        Total rent expense for operating leases, including cancelable leases, for the years ended December 31, 2010, 2011 and 2012 was $154.8 million, $163.9 million and $168.3 million, respectively.

        Property rent expense to unrelated parties for the years ended December 31, 2010, 2011 and 2012 was $118.3 million, $118.4 million and $124.1 million, respectively.

Other

        A subsidiary of the Company has entered into a naming, promotional and sponsorship agreement with an NFL team for the team's headquarters complex that requires a payment of $2.9 million in 2013. Each successive annual payment increases by 2.3% through 2025. The naming, promotional and sponsorship agreement is in effect until 2025.

Litigation

        The Company is a party to various legal actions, proceedings and claims (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of its business. The Company cannot predict the ultimate outcome of pending litigation, proceedings and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The Department of Justice, Centers for Medicare & Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future that may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

        To address claims arising out of the operations of the Company's specialty hospitals and outpatient rehabilitation facilities, the Company maintains professional malpractice liability insurance and general liability insurance, subject to self-insured retention of $2.0 million per medical incident for professional liability claims and $2.0 million per occurrence for general liability claims. The Company also maintains umbrella liability insurance covering claims which, due to their nature or amount, are not covered by or not fully covered by the Company's other insurance policies. These insurance policies also do not generally cover punitive damages and are subject to various deductibles and policy limits. Significant legal actions, as well as the cost and possible lack of available insurance, could subject the Company to substantial uninsured liabilities. In the Company's opinion, the outcome of these actions, individually or in the aggregate, will not have a material adverse effect on its financial position, results of operations, or cash flows.

        Healthcare providers are subject to lawsuits under the qui tam provisions of the federal False Claims Act. Qui tam lawsuits typically remain under seal (hence, usually unknown to the defendant) for some time while the government decides whether or not to intervene on behalf of a private qui tam plaintiff (known as a relator) and take the lead in the litigation. These lawsuits can involve significant monetary damages and penalties and award bounties to private plaintiffs who successfully bring the suits. The Company has been a defendant in these cases in the past, and may be named as a defendant in similar cases from time to time in the future.

        On January 8, 2013, a federal magistrate judge unsealed an Amended Complaint in United States of America and the State of Indiana, ex rel. Doe I, Doe II and Doe III v. Select Medical Corporation, Select Specialty Hospital-Evansville, Evansville Physician Investment Corporation, Dr. Richard Sloan and Dr. Jeffrey Selby. The Amended Complaint, which was served on the Company on February 15, 2013, is a civil action filed under seal on September 28, 2012 in the United States District Court for the Southern District of Indiana by private plaintiff-relators on behalf of the United States and Indiana under the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act. The Amended Complaint identifies the plaintiff-relators as Doe I, Doe II and Doe III, and describes them as the CEO and two case managers at the Company's long term acute care hospital in Evansville, Indiana ("SSH-Evansville"). The named defendants include the Company, SSH-Evansville, Evansville Physician Investment Company, the Company's joint venture partner in SSH-Evansville ("EPIC"), and two physicians who have practiced at SSH-Evansville. On February 6, 2013, the District Court issued an order dismissing EPIC without prejudice after the plaintiff-relators filed, on January 31, 2013, a Notice of Voluntary Dismissal of EPIC, to which the United States and Indiana consented. The Notice of Voluntary Dismissal states, among other things, that the United States filed a notice with the Court on December 28, 2012 that it had not completed its investigation and thus would not intervene in the action at that time. The U.S. Attorney's Office for the Southern District of Indiana has informed the Company's counsel that, despite the lifting of the seal, the United States is continuing its investigation in order to determine whether or not to intervene in the matter at some point.

        The Amended Complaint alleges that the defendants manipulated the length of stay of patients at SSH-Evansville in order to maximize reimbursement under the Medicare prospective payment system applicable to long-term acute care hospitals. It also alleges that the defendants manipulated the discharge of patients to other facilities and the timing of readmissions from those facilities in order to enable SSH-Evansville to receive two separate Medicare payments and causing the other facility to submit claims for unnecessary services. The Amended Complaint discusses the federal Stark Law and Anti-Kickback Statute and implies that the behavior of physicians referring to or providing services at SSH-Evansville was based on their financial interests. The Amended Complaint further alleges that Dr. Selby, a pulmonologist formerly on the medical staff of SSH-Evansville, performed unnecessary bronchoscopies at the hospital with the knowledge of the Company, and that Dr. Sloan, the Chief Medical Officer and an attending physician at SSH-Evansville, falsely coded the diagnoses of Medicare patients in order to increase SSH-Evansville's reimbursement. Moreover, the Amended Complaint alleges that the practices at SSH-Evansville involved corporate policies of the Company used to maximize profit at all Select long-term acute care hospitals. The Amended Complaint alleges that, through these acts, the defendants have violated the federal False Claims Act and Indiana False Claims and Whistleblower Protection Act and are liable for unspecified treble damages and penalties.

        As previously disclosed, beginning in April 2012, the Company and SSH-Evansville have received various subpoenas and demands for documents relating to SSH-Evansville, including a request for information and subpoenas from the Office of Inspector General of the U.S. Department of Health and Human Services and subpoenas from the Office of Attorney General for the State of Indiana, and the Evansville (Indiana) Police Department has executed a search warrant at SSH-Evansville. The Company has produced and will continue to produce documents in response to, and intends to fully cooperate with, these governmental investigations. At this time, the Company is unable to predict the timing and outcome of this matter.